Document and Entity Information	Oct. 18, 2018
Document And Entity Information
Document Type	497
Document Period End Date	Oct. 31, 2017
Registrant Name	Gallery Trust
Central Index Key	0001651872
Amendment Flag	false
Document Creation Date	Oct. 18, 2018
Document Effective Date	Oct. 18, 2018
Prospectus Date	Mar. 01, 2018